Income Taxes (Provision (Benefit) for Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred
Federal	$ 6,449	$ (192,472)	$ (9,493)
State	1,698	(8,703)	816
Deferred income taxes	8,147	(201,175)	(8,677)
Provision (benefit) for income taxes from discontinued operations	(14,855)	146,379	540
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal	(10,367)	0	0
State	5,335	1,242	2,052
Total current taxes provision	(5,032)	1,242	2,052
Provision (benefit) for income taxes from continuing and discontinued operations	$ (17,970)	$ 53,554	$ (7,165)